Share-Based Compensation - Additional Information (Detail) - USD ($)						6 Months Ended		12 Months Ended
	Mar. 17, 2015	Dec. 01, 2014	Nov. 21, 2014	Oct. 14, 2014	Apr. 14, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period						62,646		61,350
Share-based compensation costs						$ 432,374	$ 330,104
Expected term (in years)					6 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years			4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months			6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized						$ 553,796		$ 686,170
Total compensation cost not yet recognized period for recognition						1 year 7 days		10 months 17 days
2013 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant						3,000,000
Total compensation cost not yet recognized						$ 2,133,468
2013 Long Term Incentive Plan | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized period for recognition						2 years 2 months 16 days
2013 Long Term Incentive Plan | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs						$ 357,382
2008 Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vested, total fair value						$ 1,111,561		$ 1,802,463
Officers and Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		2,500
Weighted average value, per share		$ 19.59
Officers and Management [Member] | 2013 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term						Vest on the third anniversary of the grant date.
Officers And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares	158,885
Vesting period						3 years
Share-based Compensation, expiration period						10 years
Officers And Employees | 2013 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares	158,885			30,000	197,055
Weighted average value, per share	$ 7.90			$ 6.23	$ 7.45
Options at a strike price	$ 17.80			$ 23.18	$ 24.29
Director [Member] | 2013 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares	16,854		5,000		12,348
Weighted average value, per share	$ 17.80		$ 23.50		$ 24.29
Vesting term						Vest on the first anniversary of the grant date.